SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Current assets	$ 19,953,040		$ 20,388,753
Property and equipment, net	58,112		76,470
Right of Use Lease Assets, net	66,466		119,056
Total assets	20,077,618		20,584,279
Total current liabilities	7,549,029		7,635,153
Total non-current liabilities	3,815,182		3,933,219
Revenue	86,159	$ 10,683,243
Cost of revenue	42,089	8,228,377
Operating expenses	772,563	2,413,654
Net loss	(345,611)	(278,626)
Net cash used in operating activities	(12,853,862)	(333,642)
Net cash used in investing activities		(6,762,905)
Net cash provided by financing activities	27,665	277,229
Effect of changes of foreign exchange rate on cash	(141,762)	(1,113,719)
Net increase (decrease) in cash and cash equivalents	(12,967,959)	(7,933,037)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets	750,242		485,789
Property and equipment, net	52,886		71,121
Right of Use Lease Assets, net	66,466		119,056
Total assets	869,594		675,966
Total current liabilities	7,175,097		6,960,419
Total non-current liabilities	230,426		$ 262,384
Revenue	86,159	1,906,966
Cost of revenue	42,089	563,818
Operating expenses	402,932	1,803,372
Net loss	(358,349)	(370,088)
Net cash used in operating activities	(231,248)	(374,667)
Net cash used in investing activities		(5,496)
Net cash provided by financing activities	27,665	277,229
Effect of changes of foreign exchange rate on cash	270,340	68,612
Net increase (decrease) in cash and cash equivalents	$ 66,757	$ (34,323)